Note 18 - Other Charges (Details) - Other Charges Included in the Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014 Former Chairman and CEO [Member]	Jan. 31, 2014 Former Chairman and CEO [Member]	Jan. 31, 2014 Fiscal 2014 Restructuring Plan [Member]	Jan. 31, 2014 Prior Years' Restructuring Plans [Member]	Jan. 31, 2013 Prior Years' Restructuring Plans [Member]	Jan. 31, 2012 Prior Years' Restructuring Plans [Member]
Note 18 - Other Charges (Details) - Other Charges Included in the Consolidated Statements of Operations [Line Items]
Executive retirement charges				$ 3,300	$ 3,313
Acquisition-related costs	1,308	1,405	1,599
Restructuring plan						1,904	(13)	959	532
	$ 6,512	$ 2,364	$ 2,131